Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000248999 [Member]
Shareholder Report [Line Items]
Fund Name	StockSnips AI-Powered Sentiment US All Cap ETF
Class Name	StockSnips AI-Powered Sentiment US All Cap ETF
Trading Symbol	NEWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of February 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://stocksnipsetfs.ai/etf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://stocksnipsetfs.ai/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://stocksnipsetfs.ai/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$68	0.71%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the fiscal year ended January 31, 2026, NEWZ’s performance reflected the interaction between its equal-weighted, sentiment-driven investment process and a market environment marked by elevated concentration and periods where more volatile stocks led gains. The Fund systematically rotates into U.S. equities exhibiting improving investor sentiment and applies diversification guardrails, including limits on single-stock exposure, sector concentration, and overall portfolio beta to manage volatility and concentration risk. For portions of the year, equity returns of the market were heavily concentrated in a small group of mega-cap stocks, particularly within Information Technology. Because the Fund maintains equal weighting and structural constraints, it had lower relative exposure to the largest benchmark constituents during periods when those securities were the primary drivers of index performance.
Following the April 2025 tariff announcements, market leadership broadened into cyclical industries such as metals and mining, aerospace and defense, and other higher-beta segments, alongside continued strength in select mega-cap names. The Fund’s beta constraint and sector guardrails limited exposure to some of these higher-volatility areas during the rally, resulting in more muted participation relative to its benchmarks, which had greater concentration in high-beta leadership groups. We believe performance was therefore influenced not by a change in underlying sentiment signals, but by how the Fund’s risk controls interacted with a concentrated and higher-volatility market environment. While these guardrails can limit relative upside during narrow, high-beta rallies, we believe they are designed to promote disciplined risk management and more consistent participation across evolving market cycles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (4/11/2024)
StockSnips AI Powered Sentiment US All Cap ETF - NAV	(8.19)%	5.23%
Solactive GBS United States 1000 Index	15.11%	18.13%
Solactive GBS United States 500 Equal Weight Index	10.88%	13.46%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The Solactive GBS United States 500 Equal Weight Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://stocksnipsetfs.ai/etf/ for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 18,265,772
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 165,414
Investment Company, Portfolio Turnover	614.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,265,772	Advisory Fees	$165,414
Portfolio Turnover Rate*	614%	Fees Waived and/or Expenses Reimbursed	$(8,285)
# of Portfolio Holdings	31	Net Advisory Fees Paid	$157,129
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	21.7%
Financials	20.7%
Industrials	13.2%
Health Care	13.1%
Consumer Staples	10.7%
Consumer Discretionary	10.1%
Utilities	7.0%
Communication Services	3.3%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Johnson & Johnson	3.8%
Coca-Cola Co.	3.8%
Intercontinental Exchange, Inc.	3.6%
Walmart, Inc.	3.6%
Interactive Brokers Group, Inc. - Class A	3.5%
Ameren Corp.	3.5%
Fabrinet	3.5%
Manulife Financial Corp.	3.5%
Waste Management, Inc.	3.5%
American States Water Co.	3.4%